UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2012

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: One Gateway Center, Suite 1825
         420 Ft. Duquesne Boulevard
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          April 11, 2012


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        42
FORM 13F INFORMATION VALUE TOTAL:              $338370

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1971     32161   Sole		     32161
Apple Computer  Common  037833100   1145      1909   Sole                     1909
Arbitron Inc.   Common  03875Q108    340      9206   Sole                     9206
Automatic Data 	Common	053015103   1294     23447   Sole                    23447
Berkshire Hath	Common	084670108  64607       530   Sole                      530
Berkshire Hath	Common	084670702  21321    262734   Sole                   262734
Bristol-Myers   Common  110122108    262      7755   Sole                     7755
Buckeye PartnersCommon  118230101    346      5650   Sole                     5650
Chevron Corp    Common	166764100   1401     13065   Sole                    13065
Cisco Systems	Common	17275R102  29857   1411699   Sole                  1411699
Coca-Cola Co.	Common	191216100  15485    209235   Sole                   209235
Computer Sci    Common  205363104    225      7500   Sole                     7500
Conoco Phillips Common  20825C104    359      4720   Sole                     4720
Deutsce Bk ETF  ETF     73935S105    547     19000   Sole                    19000
Emerson Elec.	Common	291011104    827     15850   Sole                    15850
ExxonMobil	Common	30231G102   5546     63950   Sole                    63950
General ElectricCommon	369604103   3943    196466   Sole                   196466
Google Inc.     Common  38259P508    213       332   Sole                      332
Hersey Foods	Common  427866108    479      7802   Sole                     7802
Hewlett-Packard Common  428236103    300     12570   Sole                    12570
H.J. Heinz Co.	Common	423074103   1165     21761   Sole		     21761
IBM		Common	459200101   3165     15168   Sole                    15168
Intel Corp.	Common	458140100   8093    287850   Sole                   287850
Johnson & JohnsoCommon	478160104  31073    471087   Sole                   471087
Linear TechnologCommon	535678106  31811    943944   Sole		    943944
Mastercard Inc  Common  57636Q104    421      1000   Sole                     1000
Medtronic	Common	585055106   6414    163669   Sole                   163669
Microsoft	Common	594918104  34557   1071380   Sole                  1071380
3M Company 	Common	88579Y101   2191     24557   Sole                    24557
Monsanto        Common  61166W101    276      3460   Sole                     3460
Moody's Corp.	Common	615369105  20470    486226   Sole		    486226
Neustar Inc.    Common  64126X201    406     10900   Sole                    10900
PepsiCo		Common	713448108   1676     25258   Sole                    25258
Pfizer Inc.	Common	717081103    235     10359   Sole                    10359
Procter & GambleCommon	742718109  23366    347659   Sole                   347659
Royal Dutch ScheCommon  780259206    291      4143   Sole                     4143
Verizon Commun  Common  92343V104    279      7292   Sole                     7292
Walgreen Co.	Common	931422109  16136    481815   Sole                   481815
Wal-mart Stores Common  931142103    226      3685   Sole                     3685
Walt Disney Co.	Common	254687106    836     19099   Sole                    19099
Western Union   Common  959802109   4234    240563   Sole		    240563
Wright Express  Common  98233Q105    581      8980   Sole                     8980